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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Check here if Amendment  [X]; Amendment Number:  One
         This Amendment (Check only one):  [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alleghany Corporation
Address:  375 Park Avenue
          New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President, Controller, Treasurer and Assistant Secretary
Phone:   212-752-1356

Signature, Place, and Date of Signing:

   /s/Peter R. Sismondo            New York, NY                 October 30, 2002
--------------------------------------------------------------------------------
       [Signature]                 [City, State]                     [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

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
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:   $573,600
                                         (thousands)
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Alleghany Corporation is aware that formatting errors were made in previously filed 13-F reports of Alleghany in that Columns 1 and 2 were combined and the title of security was not included for all securities listed. Alleghany Corporation is filing this amendment solely to correct such formatting errors contained in the 13-F Report covering the quarter ended March 31, 2002, filed with the U.S. Securities and Exchange Commission on May 9, 2002. This amendment separates a combined Columns 1 and 2 into individual Columns 1 and 2 and includes the title of security for each security held by Alleghany Corporation or other included manager. No change has been made to the number of securities of any particular issuer held by Alleghany Corporation or other included manager, the market value of such securities or any other information regarding such securities.

List of Other Included Managers:  None
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/2002

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
----------------------------- --------------  ---------  ---------  ----------------------  ---------------  -------- --------------
         COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5              COLUMN 6     COLUMN 7    COLUMN 8
----------------------------- --------------  ---------  ---------  ----------------------  ---------------  -------- --------------

                                                                                              INVESTMENT                 VOTING
      NAME OF ISSUER          TITLE OF CLASS  CUSIP        MARKET   SHRS OR    SH/   PUT/     DISCRETION     MANAGER    AUTHORITY
                                                          VALUE     PRIN AMT   PRN   CALL   SOLE SHRD OTHER           SOLE SHRD NONE
                                                         (X 1000)                           (A)  (B)   (C)            (A)  (B)  (C)
ACE LTD                       ORD             G0070K103    2,439        58,500  SH               X                    X
ALLIANT ENERGY CORP           COM             018802108    4,196       138,850  SH               X                    X
AMLI RESIDENTIAL PPTYS TR     SH BEN INT      001735109    1,690        67,000  SH               X                    X
ALLMERICA FINL CORP           COM             019754100      898        20,000  SH               X                    X
AMEREN CORP                   COM             023608102    4,275       100,000  SH               X                    X
AMERUS GROUP CO               COM             03072M108    2,717        70,670  SH               X                    X
AON CORP                      COM             037389103      420        12,000  SH               X                    X
APARTMENT INVT & MGMT CO      CL A            03748R101      967        20,000  SH               X                    X
ARCH COAL INC                 COM             039380100   19,242       900,000  SH               X                    X
ARCHSTONE-SMITH TR            COM             039583109    2,933       109,473  SH               X                    X
ASSOCIATED BANC CORP          COM             045487105    1,323        34,786  SH               X                    X
AVALONBAY CMNTYS INC          COM             053484101    1,791        35,964  SH               X                    X
BALDWIN & LYONS INC           CL B            057755209      607        24,260  SH               X                    X
BANK ONE CORP                 COM             06423A103      784        18,775  SH               X                    X
BARRICK GOLD CORP             COM             067901108      925        53,000  SH           X                        X
BERKSHIRE HATHAWAY INC DEL    CL B            084670207    2,679         1,131  SH               X                    X
BOSTON PROPERTIES INC         COM             101121101      907        23,000  SH               X                    X
BURLINGTON NORTHN SANTA FE    COM             12189T104  482,880    16,000,000  SH               X                    X
CHARTER ONE FINL INC          COM             160903100      892        28,578  SH               X                    X
CHUBB CORP                    COM             171232101      585         8,000  SH               X                    X
CINERGY CORP                  COM             172474108    3,575       100,000  SH               X                    X
CITIGROUP INC                 COM             172967101      512        10,333  SH               X                    X
CITIZENS COMMUNICATIONS CO    COM             17453B101      602        55,980  SH               X                    X
COMMERCE GROUP INC MASS       COM             200641108      774        20,000  SH               X                    X
DEUTSCHE BANK AG NAMEN        ORD             D18190898      644        10,000  SH               X                    X
EQUITY OFFICE PROPERTIES TRU  COM             294741103    1,994        66,492  SH               X                    X
EQUITY RESIDENTIAL PPTYS TR   SH BEN INT      29476L107    2,130        74,110  SH               X                    X
FIFTH THIRD BANCORP           COM             316773100      564         8,362  SH               X                    X
FIRST FED CAP CORP            COM             319960100    3,052       161,884  SH               X                    X
GREAT PLAINS ENERGY INC       COM             391164100    2,495       100,000  SH               X                    X
HARLEYSVILLE GROUP INC        COM             412824104    2,177        82,400  SH               X                    X
HERCULES INC                  COM             427056106    1,300       100,000  SH           X                        X
INTEL CORP                    COM             458140100    1,232        40,500  SH               X                    X
INTERNATIONAL BUSINESS MACHS  COM             459200101    1,352        13,000  SH               X                    X
IPC HLDGS LTD                 ORD             G4933P101    1,111        34,150  SH               X                    X
KOHLS CORP                    COM             500255104      655         9,200  SH               X                    X
MARSHALL & ILSLEY CORP        COM             571834100      622        10,000  SH               X                    X
MELLON FINL  CORP             COM             58551A108      772        20,000  SH               X                    X
MERCHANTS GROUP INC           COM             588539106      537        22,300  SH               X                    X
MERCURY GENL CORP NEW         COM             589400100      963        20,700  SH               X                    X
METLIFE INC                   COM             59156R108      576        18,300  SH               X                    X
OHIO CAS CORP                 COM             677240103    1,663        87,800  SH               X                    X
PHILIP MORRIS COS INC         COM             718154107    1,317        25,000  SH               X                    X
PROGRESSIVE CORP OHIO         COM             743315103    2,166        13,000  SH               X                    X
PROTECTIVE LIFE CORP          COM             743674103      935        30,000  SH               X                    X
RLI CORP                      COM             749607107      742        14,343  SH               X                    X
ROUSE CO                      PFD CONV SER B  779273309      130         2,900  SH               X                    X
SCHWAB CHARLES CORP NEW       COM             808513105      700        53,500  SH               X                    X
UNITED FIRE & CAS CORP        COM             910331107    2,494        75,684  SH               X                    X
XL CAPL LTD                   CL A            G98255105    1,573        16,854  SH               X                    X
WELLS FARGO & CO NEW          COM             949746101    1,091        22,094  SH               X                    X

GRAND TOTAL                                              573,600    19,042,873
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